EMPLOYEE BENEFITS PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFITS PLANS

Note 10. EMPLOYEE BENEFITS PLANS

The Company employs both union and non-union employees and maintains several benefit plans.

Union

Medical benefits for union employees are provided through a policy with Insperity (f/k/a Administaff), the costs of which are substantially borne by the Company. In addition, the Company is obligated to make contributions for union dues and a security fund (pension) for the benefit of each union employee. Contributions to the security fund amounted to $282,000 and $271,000 for the years ended December 31, 2011 and 2010, respectively.

The FASB has issued ASU No. 2011-09, "Compensation - Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer's Participation in a Multiemployer Plan" ("ASU 2011-09"). ASU 2011-09 will require additional disclosures about an employer's participation in a multiemployer pension plan.  Previously, disclosures were limited primarily to the historical contributions made to the plans. ASU 2011-09 applies to nongovernmental entities that participate in multiemployer plans.  For nonpublic entities, ASU 2011-09 is effective for annual periods for fiscal years ending after December 15, 2012.  Early adoption is permissible. ASU 2011-09 should be applied retrospectively for all prior periods presented.  The Company will adopt ASU 2011-09 effective January 1, 2012 and does not expect the adoption to have a material impact on the Company's consolidated financial statements

Others

All other Company employees including those of Welding are covered under a co-employment agreement with Insperity.

The Company has two defined contribution plans under Section 401(k) of the Internal Revenue Code (the "Plans"). Pursuant to the Plans, qualified employees may contribute a percentage of their pretax eligible compensation to the Plan. The Company does not match any contributions that employees may make to either Plan.